PROPERTY, PLANT AND EQUIPMENT (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Average rate of capitalization of capitalized interest costs	4.62%	4.12%	3.54%
Costs of capitalized interest	$ 15,398	$ 8,210	$ (696)